Future Minimum Lease Payments (Detail) - Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leased Assets [Line Items]
2020	₨ 10,538.6	$ 152.4
2021	9,921.4	143.5
2022	9,100.7	131.6
2023	8,137.3	117.7
2024	7,104.2	102.7
Thereafter	41,090.6	594.1
Total	₨ 85,892.8	$ 1,242.0